Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PFS FUNDS
Entity Central Index Key	0001103243
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Bretton Fund
Shareholder Report [Line Items]
Fund Name	Bretton Fund
Class Name	Bretton Fund
Trading Symbol	BRTNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bretton Fund ("Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://brettonfund.com/investing. You can also request this information by contacting us at 800.231.2901.
Additional Information Phone Number	800.231.2901
Additional Information Website	https://brettonfund.com/investing
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Bretton Fund	$68	1.35%[1]

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

For the first half of the year, the biggest detractor from the Fund's performance was UnitedHealth Group, which took off 1.8% as it struggled with rising medical costs of its enrollees. Eagle Materials dragged down performance by 0.8% due to weak earnings driven by poor weather and weak demand. Ross Stores hurt performance amid investor concerns over tariffs.

On the positive side, JPMorgan Chase added 1.1% after reporting stronger than expected earnings. Progressive added 1.0%, and AutoZone added 0.9%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	1 Year	5 Years	10 Years
Bretton Fund	10.71%	16.40%	11.92%
S&P 500 Index	15.16%	16.64%	13.65%

Net Assets	$ 111,149,114
Holdings Count | shares	20
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$111,149,114
Number of Portfolio Holdings	20
Portfolio Turnover Rate (%)	0%

Holdings [Text Block]
What did the Fund invest in?
Sectors (% of net assets)

*	Net Assets represents cash equivalents and liabilities in excess of other assets.
Top Ten Holdings (% of net assets)

Alphabet Inc. - Class C	9.10%
The Progressive Corporation	8.02%
AutoZone, Inc.	6.68%
American Express Company	6.63%
JPMorgan Chase & Co.	6.26%
Microsoft Corporation	5.73%
Visa Inc. - Class A	5.69%
Bank of America Corporation	5.36%
The TJX Companies, Inc.	5.22%
MasterCard Incorporated - Class A	4.74%

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)

Alphabet Inc. - Class C	9.10%
The Progressive Corporation	8.02%
AutoZone, Inc.	6.68%
American Express Company	6.63%
JPMorgan Chase & Co.	6.26%
Microsoft Corporation	5.73%
Visa Inc. - Class A	5.69%
Bank of America Corporation	5.36%
The TJX Companies, Inc.	5.22%
MasterCard Incorporated - Class A	4.74%